BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Business Acquisitions Statements Of Income [Table Text Block]
This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the purchase of Sapiens shares taken place at the beginning of 2011, nor is it necessarily indicative of future results.

	Year ended December 31,
	2011	2012
	Unaudited

Total revenues	$672,311	$751,642
Net income attributable to Formula Shareholders	$15,580	$20,486
Earnings per share
Basic	$1.15	$1.52
Diluted	$1.13	$1.46

This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the purchase of Sapiens shares taken place at the beginning of 2013, nor is it necessarily indicative of future results.

	Year ended December 31,
	2013	2014
	Unaudited

Total revenues	$813,977	$793,124
Net income attributable to Formula Shareholders	$20,027	$82,033
Earnings per share
Basic	$1.46	$5.89
Diluted	$1.38	$5.67

AG 2000 Holdings LLC [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing as of January 2, 2012.

Net assets	$267
Customer relationships	3,195
Backlog and non-compete agreement	338
Redeemable non-controlling interest	(17,706)
Goodwill	23,156

Net assets acquired	$9,250

Comm-IT Group [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
On May 2013 the Company finalized the process of identifying the intangible assets for its acquisition. The following table summarizes the fair value of the assets and liabilities acquired:

	As reported on December 31, 2012	Adjustment	Modified

Net assets	$1,219	$14	$1,233
Non-controlling interest	(1,880)	130	(1,750)
Intangible assets	3,873	397	4,270
Goodwill	5,809	439	6,248
Deferred tax liability, net	-	(1,068)	(1,068)

Net assets acquired	$9,021	$(88)	$8,933

All states Technical Services, LLC [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as at the acquisition date:

Net assets	$3,063
Intangible assets	2,874
Goodwill	5,026

Net assets acquired	$10,963

Sapiens [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 27, 2012:

Net assets	$112,536
Customer relationships	5,644
Developed Technology	2,926
Backlog	2,828
OCS liability (See note 13f)	(3,740)
Deferred tax liability	(1,974)
Non-controlling interest	(81,605)
Goodwill	51,614

Net assets acquired	$88,229

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of December 23, 2014:

Net assets	$175,507
Customer relationships	20,707
Developed and acquired Technology	19,066
Backlog and deferred revenues	3,864
OCS liability (See note 13f)	(4,437)
Deferred tax liability, net	(10,796)
Non-controlling interest	(178,174)
Goodwill	149,559

Net assets acquired	$175,296

Bluephoenix Solutions [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:
Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705